Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other current liabilities
Schedule of other current liabilities
	As at December 31,
Thousands of euros	2017	2016	2015
Accrued charges	13,100	3,277	4,711
Deferred income	1,320	394	233

Total	14,420	3,671	4,944